Pay vs Performance Disclosure $ / shares in Units, pure in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Mar. 13, 2023 $ / shares	Mar. 17, 2022 $ / shares	Mar. 12, 2021 $ / shares	Mar. 17, 2020 $ / shares	Dec. 31, 2019 $ / shares	Mar. 14, 2019 $ / shares	Oct. 01, 2018 $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last four completed calendar years. In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been reported in the Summary Compensation Table in previous years since the required valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Tables and the adjusted values required in this section for calendar years 2020, 2021, 2022, and 2023.
Year	Summary Compensation Table (SCT) Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(3)	Average SCT Total for Non- PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment based on:		Net Income (Loss) ($ thousands)	Adjusted Operating Income ($ thousands)
					Company TSR(4)	Peer Group TSR(4)
2023	4,611,004	13,124,880	1,295,109	3,300,891	211.30	38.89	(30,368)	122,410
2022	5,914,884	894,752	1,769,683	409,560	126.48	36.09	166,942	116,577
2021	4,526,501	13,102,240	1,514,852	2,755,988	193.81	81.82	26,038	104,367
2020	2,610,509	5,331,974	1,138,308	1,483,327	118.18	132.76	(8,391)	66,873

(1)
The PEO (principal executive officer) for each year presented was identified as Dr. Miller, the Company’s CEO.

(2)
The Non-PEO NEOs for each year presented were identified as Mr. Kiernan, Drs. Devasahayam and Porshnev, and Ms. Wilkerson.

(3)
A reconciliation of Total Compensation per the Summary Compensation Table to Compensation Actually Paid is as follows:

	2023		2022		2021		2020
	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)
Total Compensation from SCT	4,611,004	1,295,109	5,914,884	1,769,683	4,526,501	1,514,852	2,610,509	1,138,308
Deduct: Amounts Reported Under “Stock Awards” and “Option Awards” columns in SCT	(3,531,188)	(699,175)	(4,741,020)	(1,135,870)	(3,122,580)	(813,172)	(1,121,618)	(460,253)
Add: Year-end value of equity awards granted in covered year that were outstanding and unvested as of the end of the covered fiscal year(a)(b)	5,828,750	1,154,093	2,517,420	603,132	4,362,540	1,136,078	2,140,579	780,839
Add: The amount of change in fair values as of year-end (from end of the prior year) of awards granted in prior years and outstanding at year-end(a)(b)	5,341,740	1,348,802	(2,779,460)	(737,886)	4,456,145	828,795	1,868,289	56,706
Add: The amount of change in fair values as of the vesting date (from end of the prior year) of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year (a)(b)	874,573	202,063	(17,073)	(89,499)	2,879,634	89,435	(165,785)	(32,272)
Compensation Actually Paid	13,124,880	3,300,891	894,752	409,560	13,102,240	2,755,988	5,331,974	1,483,327
(a)
Each NEO received time-based restricted stock awards in each of the periods presented. The fair value of time-based restricted stock awards is dependent on the Company’s stock price. The Company’s closing stock price as of the dates listed are as follows:

Date	Stock Price
12/31/2019	$14.69
12/31/2020	$17.36
12/31/2021	$28.47
12/31/2022	$18.58
12/31/2023	$31.03

(b)
Our NEOs received PRSUs during each of the periods presented, that are subject to the achievement of designated performance criteria, based on three-year total shareholder return. These PRSUs are valued based upon the Monte Carlo simulation method. Please see below for the per share fair value as of each respective date:

		Per Share Fair Value at…
Award	Grant Date	Grant Date	12/31/2019	12/31/2020	12/31/2021	12/31/2022	12/31/2023
2018 PRSU(c)	10/1/2018	$15.58	$25.01	$31.99
2019 PRSU(d)	3/14/2019	$14.46	$20.36	$24.81	$56.29
2020 PRSU(d)	3/17/2020	$10.59		$18.92	$43.47	$29.82
2021 PRSU(e)	3/12/2021	$27.81			$40.60	$24.76	$60.39
2022 PRSU(e)	3/17/2022	$45.28				$22.27	$48.42
2023 PRSU(e)	3/13/2023	$32.25					$55.03

(c)
Granted to Dr. Miller only.

(d)
Granted to Drs. Miller, Devasahayam, and Porshnev, and Mr. Kiernan.

(e)
Granted to Drs. Miller, Devasahayam, and Porshnev, Mr. Kiernan, and Ms. Wilkerson.

(4)
The values disclosed in this TSR column represent the measurement period value of an investment of $100 in respective stock or index as of December 31, 2019, and then valued again on each of December 31, 2020, 2021, 2022, and 2023.

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote
(1)
The PEO (principal executive officer) for each year presented was identified as Dr. Miller, the Company’s CEO.

(2)
The Non-PEO NEOs for each year presented were identified as Mr. Kiernan, Drs. Devasahayam and Porshnev, and Ms. Wilkerson.

PEO Total Compensation Amount	$ 4,611,004	$ 5,914,884	$ 4,526,501	$ 2,610,509
PEO Actually Paid Compensation Amount	$ 13,124,880	894,752	13,102,240	5,331,974
Adjustment To PEO Compensation, Footnote
(3)
A reconciliation of Total Compensation per the Summary Compensation Table to Compensation Actually Paid is as follows:

	2023		2022		2021		2020
	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)
Total Compensation from SCT	4,611,004	1,295,109	5,914,884	1,769,683	4,526,501	1,514,852	2,610,509	1,138,308
Deduct: Amounts Reported Under “Stock Awards” and “Option Awards” columns in SCT	(3,531,188)	(699,175)	(4,741,020)	(1,135,870)	(3,122,580)	(813,172)	(1,121,618)	(460,253)
Add: Year-end value of equity awards granted in covered year that were outstanding and unvested as of the end of the covered fiscal year(a)(b)	5,828,750	1,154,093	2,517,420	603,132	4,362,540	1,136,078	2,140,579	780,839
Add: The amount of change in fair values as of year-end (from end of the prior year) of awards granted in prior years and outstanding at year-end(a)(b)	5,341,740	1,348,802	(2,779,460)	(737,886)	4,456,145	828,795	1,868,289	56,706
Add: The amount of change in fair values as of the vesting date (from end of the prior year) of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year (a)(b)	874,573	202,063	(17,073)	(89,499)	2,879,634	89,435	(165,785)	(32,272)
Compensation Actually Paid	13,124,880	3,300,891	894,752	409,560	13,102,240	2,755,988	5,331,974	1,483,327
(a)
Each NEO received time-based restricted stock awards in each of the periods presented. The fair value of time-based restricted stock awards is dependent on the Company’s stock price. The Company’s closing stock price as of the dates listed are as follows:

Date	Stock Price
12/31/2019	$14.69
12/31/2020	$17.36
12/31/2021	$28.47
12/31/2022	$18.58
12/31/2023	$31.03
(b)
Our NEOs received PRSUs during each of the periods presented, that are subject to the achievement of designated performance criteria, based on three-year total shareholder return. These PRSUs are valued based upon the Monte Carlo simulation method. Please see below for the per share fair value as of each respective date:

		Per Share Fair Value at…
Award	Grant Date	Grant Date	12/31/2019	12/31/2020	12/31/2021	12/31/2022	12/31/2023
2018 PRSU(c)	10/1/2018	$15.58	$25.01	$31.99
2019 PRSU(d)	3/14/2019	$14.46	$20.36	$24.81	$56.29
2020 PRSU(d)	3/17/2020	$10.59		$18.92	$43.47	$29.82
2021 PRSU(e)	3/12/2021	$27.81			$40.60	$24.76	$60.39
2022 PRSU(e)	3/17/2022	$45.28				$22.27	$48.42
2023 PRSU(e)	3/13/2023	$32.25					$55.03

(c)
Granted to Dr. Miller only.

(d)
Granted to Drs. Miller, Devasahayam, and Porshnev, and Mr. Kiernan.

(e)
Granted to Drs. Miller, Devasahayam, and Porshnev, Mr. Kiernan, and Ms. Wilkerson.

Non-PEO NEO Average Total Compensation Amount	$ 1,295,109	1,769,683	1,514,852	1,138,308
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,300,891	409,560	2,755,988	1,483,327
Adjustment to Non-PEO NEO Compensation Footnote
(3)
A reconciliation of Total Compensation per the Summary Compensation Table to Compensation Actually Paid is as follows:

	2023		2022		2021		2020
	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)
Total Compensation from SCT	4,611,004	1,295,109	5,914,884	1,769,683	4,526,501	1,514,852	2,610,509	1,138,308
Deduct: Amounts Reported Under “Stock Awards” and “Option Awards” columns in SCT	(3,531,188)	(699,175)	(4,741,020)	(1,135,870)	(3,122,580)	(813,172)	(1,121,618)	(460,253)
Add: Year-end value of equity awards granted in covered year that were outstanding and unvested as of the end of the covered fiscal year(a)(b)	5,828,750	1,154,093	2,517,420	603,132	4,362,540	1,136,078	2,140,579	780,839
Add: The amount of change in fair values as of year-end (from end of the prior year) of awards granted in prior years and outstanding at year-end(a)(b)	5,341,740	1,348,802	(2,779,460)	(737,886)	4,456,145	828,795	1,868,289	56,706
Add: The amount of change in fair values as of the vesting date (from end of the prior year) of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year (a)(b)	874,573	202,063	(17,073)	(89,499)	2,879,634	89,435	(165,785)	(32,272)
Compensation Actually Paid	13,124,880	3,300,891	894,752	409,560	13,102,240	2,755,988	5,331,974	1,483,327
(a)
Each NEO received time-based restricted stock awards in each of the periods presented. The fair value of time-based restricted stock awards is dependent on the Company’s stock price. The Company’s closing stock price as of the dates listed are as follows:

Date	Stock Price
12/31/2019	$14.69
12/31/2020	$17.36
12/31/2021	$28.47
12/31/2022	$18.58
12/31/2023	$31.03
(b)
Our NEOs received PRSUs during each of the periods presented, that are subject to the achievement of designated performance criteria, based on three-year total shareholder return. These PRSUs are valued based upon the Monte Carlo simulation method. Please see below for the per share fair value as of each respective date:

		Per Share Fair Value at…
Award	Grant Date	Grant Date	12/31/2019	12/31/2020	12/31/2021	12/31/2022	12/31/2023
2018 PRSU(c)	10/1/2018	$15.58	$25.01	$31.99
2019 PRSU(d)	3/14/2019	$14.46	$20.36	$24.81	$56.29
2020 PRSU(d)	3/17/2020	$10.59		$18.92	$43.47	$29.82
2021 PRSU(e)	3/12/2021	$27.81			$40.60	$24.76	$60.39
2022 PRSU(e)	3/17/2022	$45.28				$22.27	$48.42
2023 PRSU(e)	3/13/2023	$32.25					$55.03

(c)
Granted to Dr. Miller only.

(d)
Granted to Drs. Miller, Devasahayam, and Porshnev, and Mr. Kiernan.

(e)
Granted to Drs. Miller, Devasahayam, and Porshnev, Mr. Kiernan, and Ms. Wilkerson.

Compensation Actually Paid vs. Total Shareholder Return
The graph below reflects the relationships between the PEO and Average Non-PEO NEO Compensation Actually Paid (“CAP”), and the Company’s cumulative indexed Total Shareholder Return, or TSR (assuming an initial fixed investment of $100), and our Peer Group TSR (assuming an initial fixed investment of $100), for the fiscal years ended December 31, 2020, 2021, 2022, and 2023:

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
The graph below reflects the relationships between the PEO and Average Non-PEO NEO Compensation Actually Paid (“CAP”) and the Company’s reported GAAP Net Income and Adjusted Operating Income for the fiscal years ended December 31, 2020, 2021, 2022, and 2023:

Total Shareholder Return Vs Peer Group
Tabular List, Table
The Company’s most important performance measures for each of the PEO and non-PEO NEOs is discussed under the 2023 Management Bonus Plan (the “2023 Plan”) subsection of the Compensation Discussion and Analysis section of this proxy. As more fully described in this subsection, the 2023 Plan was based on the financial performance of the Company as measured by Adjusted Operating Income. This financial metric was selected because it closely aligns operating performance with earnings per share, a key driver of shareholder value. Under the 2023 Plan, 25% of each participant’s bonus was based on individual performance which, for each of the PEO and non-PEO NEOs, factored financial goals incorporating revenue, gross margin, bookings and expenses.

Total Shareholder Return Amount	$ 211.3	126.48	193.81	118.18
Peer Group Total Shareholder Return Amount	38.89	36.09	81.82	132.76
Net Income (Loss)	$ (30,368,000)	$ 166,942,000	$ 26,038,000	$ (8,391,000)
Company Selected Measure Amount	122,410	116,577	104,367	66,873
PEO Name	Dr. Miller	Dr. Miller	Dr. Miller	Dr. Miller
Share Price | $ / shares	$ 31.03	$ 18.58	$ 28.47	$ 17.36					$ 14.69
Grand Date Value of Performance-Based Restricted Stock Units, Grant Date 10/1/2018 | $ / shares											$ 15.58
Fair Value of Performance-Based Restricted Stock Units, Grant Date 10/1/2018 | $ / shares				31.99					25.01
Grand Date Value of Performance-Based Restricted Stock Units, Grant Date 3/14/2019 | $ / shares										$ 14.46
Fair Value of Performance-Based Restricted Stock Units, Grant Date 3/14/2019 | $ / shares			56.29	24.81					$ 20.36
Grand Date Value of Performance-Based Restricted Stock Units, Grant Date 3/17/2020 | $ / shares								$ 10.59
Fair Value of Performance-Based Restricted Stock Units, Grant Date 3/17/2020 | $ / shares		29.82	43.47	$ 18.92
Grand Date Value of Performance-Based Restricted Stock Units, Grant Date 3/12/2021 | $ / shares							$ 27.81
Fair Value of Performance-Based Restricted Stock Units, Grant Date 3/12/2021 | $ / shares	60.39	24.76	$ 40.6
Grand Date Value of Performance-Based Restricted Stock Units, Grant Date 3/17/2022 | $ / shares						$ 45.28
Fair Value of Performance-Based Restricted Stock Units, Grant Date 3/17/2022 | $ / shares	48.42	$ 22.27
Grand Date Value of Performance-Based Restricted Stock Units, Grant Date 3/13/2023 | $ / shares					$ 32.25
Fair Value of Performance-Based Restricted Stock Units, Grant Date 3/13/2023 | $ / shares	$ 55.03
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income
PEO | Equity Awards Adjustments, Amounts Reported Under Stock Awards and Option Awards Columns in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,531,188)	$ (4,741,020)	$ (3,122,580)	$ (1,121,618)
PEO | Equity Awards Adjustments, Year-end Value of Equity Awards Granted in Covered Year hat Were Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,828,750	2,517,420	4,362,540	2,140,579
PEO | Equity Awards Adjustments, Change in Fair Values as of Year-end (from End of the Prior year) of Awards Granted in Prior Years and Outstanding at Year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,341,740	(2,779,460)	4,456,145	1,868,289
PEO | Equity Awards Adjustments, Change in Fair Values as of the Vesting Date (from End of the Prior Year) of Awards Granted in Any Prior Fiscal Year for Which Vesting Conditions were Satisfied During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	874,573	(17,073)	2,879,634	(165,785)
Non-PEO NEO | Equity Awards Adjustments, Amounts Reported Under Stock Awards and Option Awards Columns in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(699,175)	(1,135,870)	(813,172)	(460,253)
Non-PEO NEO | Equity Awards Adjustments, Year-end Value of Equity Awards Granted in Covered Year hat Were Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,154,093	603,132	1,136,078	780,839
Non-PEO NEO | Equity Awards Adjustments, Change in Fair Values as of Year-end (from End of the Prior year) of Awards Granted in Prior Years and Outstanding at Year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,348,802	(737,886)	828,795	56,706
Non-PEO NEO | Equity Awards Adjustments, Change in Fair Values as of the Vesting Date (from End of the Prior Year) of Awards Granted in Any Prior Fiscal Year for Which Vesting Conditions were Satisfied During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 202,063	$ (89,499)	$ 89,435	$ (32,272)